Item 1. Report to Shareholders

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
August 31, 2003

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

               6 Months       Year
                  Ended      Ended
                8/31/03    2/28/03    2/28/02    2/28/01    2/29/00    2/28/99
NET ASSET
VALUE

Beginning of
period         $   5.30   $   5.26   $   5.17   $   5.04   $   5.17   $   5.14

Investment activities
  Net investment
  income (loss)    0.06       0.15       0.18       0.20*      0.19*      0.19*

  Net realized
  and unrealized
  gain (loss)     (0.06)      0.04       0.09       0.13      (0.13)      0.03

  Total from
  investment
  activities       --         0.19       0.27       0.33       0.06       0.22

Distributions
  Net investment
  income          (0.06)     (0.15)     (0.18)     (0.20)     (0.19)     (0.19)

NET ASSET VALUE

End of period  $   5.24   $   5.30   $   5.26   $   5.17   $   5.04   $   5.17
               ---------------------------------------------------------------

Ratios/Supplemental Data

Total return^      0.04%      3.62%      5.32%      6.60%*     1.16%*     4.46%*

Ratio of total
expenses to
average net
assets             0.53%!     0.54%      0.59%      0.60%*     0.60%*     0.62%*

Ratio of net
investment
income (loss)
to average
net assets         2.36%!     2.76%      3.45%      3.85%*     3.70%*     3.80%*

Portfolio
turnover rate      40.8%!     31.9%      23.8%      29.2%      41.4%      46.4%

Net assets,
end of
period (in
thousands)     $249,332   $229,461   $158,145   $117,477   $124,135   $122,552

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.60% contractual expense limitation in effect through 2/28/03.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                       August 31, 2003

Statement of Net Assets                                Par                Value
--------------------------------------------------------------------------------
                                                            In thousands

MARYLAND  93.1%

Allegany County PCR, Meadwestvaco Corp.,
5.90%, 7/1/04                              $         1,000      $         1,021

Anne Arundel County, GO
    5.00%, 2/15/04                                   1,480                1,507

    5.00%, 3/1/07                                      525                  573

    5.75%, 2/1/04 (misc. symbol1)                      350                  357

Baltimore City, GO
    7.375%, 10/15/03 (FGIC Insured)                  2,200                2,217

Baltimore City
  Board of Ed. Administration, COP
    5.25%, 4/1/04 (MBIA Insured)                     2,160                2,214

    5.25%, 4/1/05 (MBIA Insured)                     2,025                2,150

Baltimore City School Board, GO
    5.00%, 5/1/05                                    1,870                1,984

    5.00%, 5/1/07                                    1,000                1,095

Baltimore County, GO

    4.00%, 8/1/05                                    3,695                3,882

    5.00%, 6/1/05                                    1,000                1,064

    5.00%, 6/1/07                                    2,175                2,388

    5.00%, 7/1/07                                      195                  214

    5.50%, 6/1/04                                    1,000                1,034

    5.50%, 8/1/04                                    1,000                1,042

Baltimore County Economic Dev.
  Maryvale Preparatory School
    6.50%, 5/1/08                                      780                  773

Calvert County, GO, 5.00%, 7/15/09                   3,450                3,809

Easton, GO, 5.00%, 9/1/07 (MBIA Insured)             1,215                1,340

Frederick County, GO
    5.00%, 7/1/04                                    2,505                2,589

    5.00%, 12/1/04                                   1,645                1,726

Gaithersburg, Asbury Solomons
    VRDN (Currently 0.85%)
    (MBIA Insured)                                     595                  595

Harford County, GO
    5.00%, 12/1/10                                   2,765                3,048

    5.30%, 9/1/03                                    1,455                1,455

Howard County, GO
    5.00%, 2/15/06                                     600                  647

    5.00%, 8/15/07                         $           750      $           826

    5.00%, 8/15/08                                   3,075                3,409

    5.00%, 8/15/10                                   1,295                1,424

Howard County
    5.40%, 2/15/13 (Prerefunded 2/15/04!)              500                  515

Maryland, GO
    4.00%, 2/1/04                                    1,000                1,013

    5.00%, 7/15/04                                   5,975                6,186

    5.00%, 2/1/05                                    3,000                3,158

    5.00%, 2/1/06                                    2,600                2,801

    5.00%, 7/15/06                                     650                  708

    5.00%, 3/1/07                                    1,850                2,022

    5.00%, 8/1/09                                    2,075                2,298

    5.20%, 3/15/04                                   2,500                2,558

    5.25%, 3/1/05                                    2,500                2,648

    5.25%, 7/15/05                                   1,550                1,663

    5.25%, 7/15/06                                   4,000                4,383

    5.25%, 3/1/08                                    4,000                4,451

    5.50%, 3/1/10                                    1,000                1,124

Maryland CDA, 1.20%, 12/18/03                        2,500                2,500

Maryland DOT
    5.00%, 10/15/03 (misc. symbol1)                  2,505                2,517

    5.00%, 9/1/04                                    5,000                5,200

    5.00%, 10/15/05 (misc. symbol1)                  1,050                1,118

    5.25%, 9/1/05                                    1,085                1,168

Maryland Economic Dev. Corp.
  Associated Jewish Charities
    5.50%, 7/15/04                                     340                  350

    5.50%, 7/15/05                                     360                  379

    5.50%, 7/15/06                                     380                  404

    5.50%, 7/15/07                                     400                  427

  Maryland Aviation Admin.
    5.00%, 6/1/08 (FSA Insured)
    (misc. symbol1)                                  1,425                1,547

    5.00%, 6/1/09 (FSA Insured)
    (misc. symbol1)                                  2,395                2,583

  Univ. Village at Sheppard Pratt
    4.40%, 7/1/05 (ACA Insured)                        250                  260

    4.55%, 7/1/06 (ACA Insured)                        250                  264

  Waste Management, 4.65%, 4/1/04
  (misc. symbol1)                                    1,200                1,211

Maryland Energy Fin. Administration
  Baltimore Wastewater
    5.75%, 12/1/04 (misc. symbol1)         $         2,570      $         2,686

Maryland HHEFA
    VRDN (Currently 0.85%)                           1,050                1,050

    4.60%, 11/1/03 (Prerefunded 11/1/03!)              975                  981

    6.00%, 7/1/39 (Prerefunded 7/1/09!)              4,195                4,902

  Board of Child Care
    5.00%, 7/1/04                                    1,000                1,032

    5.00%, 7/1/05                                    1,010                1,071

  Broadmead, 4.90%, 7/1/04                             250                  257

  Calvert Memorial Hosp., 4.75%, 7/1/09                275                  290

  Johns Hopkins Hosp.
    5.00%, 8/1/04                                    3,500                3,623

    5.00%, 8/1/06                                    2,665                2,877

    5.00%, 5/15/08                                   1,640                1,791

  Johns Hopkins Univ., 6.00%, 7/1/07                 1,000                1,132

  Kennedy Krieger Institute
    6.00%, 7/1/04                                      405                  420

    6.00%, 7/1/05                                      430                  461

  Memorial Hosp. at Easton
    5.00%, 7/1/04 (MBIA Insured)                       410                  424

    5.00%, 7/1/05 (MBIA Insured)                       430                  458

  Mercy Ridge Retirement Community
    5.00%, 4/1/08                                    2,000                2,046

  Sheppard & Enoch Pratt Foundation
    1.05%, 7/1/28 (RAA Insured)                      7,600                7,600

    5.00%, 7/1/05                                    1,000                1,054

    5.00%, 7/1/06                                    1,300                1,389

  Univ. of Maryland Medical System
    5.00%, 7/1/04                                    1,000                1,029

    5.00%, 7/1/05                                    1,020                1,075

    6.00%, 7/1/05                                      250                  268

Maryland IDA
  Sheppard & Enoch Pratt Foundation
    1.75%, 1/1/04                                    1,745                1,747

Maryland National Capital Park & Planning
  Commission, GO Prince Georges County
    6.25%, 1/15/07                                   1,250                1,410

Montgomery County, GO
    4.75%, 2/1/05                          $         1,320      $         1,385

    5.00%, 10/1/05                                   2,000                2,150

    5.10%, 4/1/04                                      380                  389

    5.25%, 1/1/04                                    2,575                2,613

    5.375%, 1/1/07                                     250                  276

    5.60%, 7/1/04                                    5,000                5,193

    5.70%, 7/1/05                                      965                1,041

    6.30%, 4/1/04                                      950                  980

Montgomery County
    5.375%, 5/1/11 (Prerefunded 5/1/07!)               500                  564

    5.375%, 5/1/13 (Prerefunded 5/1/07!)             1,160                1,307

    5.50%, 4/1/13 (Prerefunded 4/1/06!)              3,400                3,784

    5.50%, 4/1/16 (Prerefunded 4/1/06!)              3,000                3,338

  COP, 4.00%, 6/1/04                                 3,000                3,068

Northeast Maryland Waste Disposal Auth.
  Montgomery County Resources Fac.
    5.25%, 4/1/09 (AMBAC Insured)
    (misc. symbol1)                                  4,500                4,892

    5.80%, 7/1/04 (MBIA Insured)
    (misc. symbol1)                                  3,775                3,913

    5.90%, 7/1/05 (misc. symbol1)                    2,250                2,386

    6.00%, 7/1/06 (misc. symbol1)                    4,170                4,516

  Solid Waste Resources Fac.
    7.15%, 1/1/04 (MBIA Insured)                     2,800                2,858

Prince Georges County, GO
    5.00%, 10/1/03                                     100                  100

    5.00%, 5/15/04                                   5,000                5,142

    5.00%, 5/15/05 (FSA Insured)                     1,000                1,062

    5.00%, 5/15/07 (FSA Insured)                     3,930                4,303

    5.00%, 10/1/07                                   2,000                2,209

Queen Annes County, GO
    5.125%, 1/15/09 (FGIC Insured)                   1,530                1,688

Univ. of Maryland
  Auxiliary Fac. & Tuition
    5.00%, 4/1/04                                    2,000                2,047

    5.00%, 4/1/05                                    3,325                3,517

    5.00%, 4/1/06                                    2,500                2,701

    5.00%, 4/1/09                                    3,000                3,301

Washington Suburban Sanitary Dist.
    6.10%, 6/1/07 (Prerefunded 6/1/04!)                500                  519

    6.60%, 6/1/15 (Prerefunded 6/1/04!)              1,000                1,042

Washington Suburban Sanitary Dist., GO
    VRDN (Currently 0.83%)                 $         1,000      $         1,000

    4.00%, 6/1/04                                      350                  358

    4.50%, 6/1/05                                    4,385                4,625

    4.75%, 12/1/03                                     100                  101

    5.00%, 6/1/05                                    3,150                3,349

    5.00%, 6/1/06                                    5,000                5,422

    5.00%, 6/1/07                                      885                  970

    5.25%, 6/1/08                                    1,030                1,147

    6.25%, 6/1/08 (Prerefunded 6/1/04!)              1,000                1,040

Worcester County, GO, 5.10%, 8/1/04                  1,000                1,038

Total Maryland (Cost  $229,883)                                         232,246

DISTRICT OF COLUMBIA  0.5%

Washington Metropolitan Area Transit Auth.
    6.00%, 7/1/09 (FGIC Insured)                     1,000                1,154

Total District of Columbia (Cost  $1,139)                                 1,154

PUERTO RICO  6.2%
Children's Trust Fund
    4.90%, 7/1/05 (Escrowed to Maturity)               585                  623

Puerto Rico Commonwealth, GO
    5.00%, 7/1/21 (FSA Insured)                      3,500                3,846

Puerto Rico Electric Power Auth.
    4.00%, 7/1/05                                    3,760                3,917

    5.00%, 7/1/06                                    3,000                3,227

Puerto Rico Ind. Medical & Environmental IDRB, PCR
    4.25%, 9/1/03                                    1,500                1,500

Puerto Rico Municipal Fin. Agency, GO
    5.50%, 8/1/07 (FSA Insured)                      2,000                2,238

Total Puerto Rico (Cost  $15,131)                                        15,351

TENNESSEE  0.0%

Clarksville Public Building Auth., GO
    VRDN (Currently 0.85%)                              60                   60

Total Tennessee (Cost  $60)                                                  60

                                                                Value
--------------------------------------------------------------------------------
                                                         In thousands

Total Investments in Securities

99.8% of Net Assets (Cost $246,213)                        $  248,811

Other Assets Less Liabilities                                     521

NET ASSETS                                                 $  249,332
                                                           ----------
Net Assets Consist of:

Undistributed net investment income (loss)                 $        2

Undistributed net realized gain (loss)                            (90)

Net unrealized gain (loss)                                      2,598

Paid-in-capital applicable to 47,570,458
no par value shares of beneficial interest
outstanding; unlimited number of shares
authorized                                                    246,822

NET ASSETS                                                 $  249,332
                                                           ----------

NET ASSET VALUE PER SHARE                                  $     5.24
                                                           ----------


(misc. symbol1) Interest subject to alternative minimum tax

!    Used in determining portfolio maturity

ACA  American Capital Access Financial Guaranty Corp.

AMBAC AMBAC Assurance Corp.

CDA  Community Development Administration

COP  Certificates of Participation

DOT  Department of Transportation

FGIC Financial Guaranty Insurance Company

FSA  Financial Security Assurance Inc.

GO   General Obligation

HHEFA Health & Higher Educational Facility Authority

IDA  Industrial Development Authority/Agency

IDRB Industrial Development Revenue Bond

MBIA MBIA Insurance Corp.

PCR  Pollution Control Revenue

RAA  Radian Asset Assurance Inc.

VRDN Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
In thousands
                                                             6 Months
                                                                Ended
                                                              8/31/03
Investment Income (Loss)

Interest income                                            $    3,518

Expenses
  Investment management                                           512

  Custody and accounting                                           57

  Shareholder servicing                                            54

  Legal and audit                                                   7

  Prospectus and shareholder reports                                5

  Registration                                                      5

  Trustees                                                          3

  Miscellaneous                                                     2

  Total expenses                                                  645

Net investment income (loss)                                    2,873

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                            (90)

Change in net unrealized gain (loss)
on securities                                                  (2,648)

Net realized and unrealized gain (loss)                        (2,738)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $      135
                                                           ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands
                                                  6 Months                 Year
                                                     Ended                Ended
                                                   8/31/03              2/28/03
Increase (Decrease) in Net Assets

Operations
  Net investment income                    $         2,873      $         5,265

  Net realized gain (loss)                             (90)                 223

  Change in net unrealized
  gain or loss                                      (2,648)               1,517

  Increase (decrease) in net assets
  from operations                                      135                7,005

Distributions to shareholders
  Net investment income                             (2,873)              (5,265)

Capital share transactions *
  Shares sold                                       66,273              125,639

  Distributions reinvested                           2,301                4,382

  Shares redeemed                                  (45,965)             (60,445)

  Increase (decrease) in net assets
  from capital share transactions                   22,609               69,576

Net Assets

Increase (decrease) during period                   19,871               71,316

Beginning of period                                229,461              158,145

End of period                              $       249,332      $       229,461
                                           ------------------------------------
*Share information
  Shares sold                                       12,555               23,879

  Distributions reinvested                             436                  832

  Shares redeemed                                   (8,717)             (11,485)

  Increase (decrease) in shares outstanding          4,274               13,226

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                       August 31, 2003

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Short-Term Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one of the portfolios established by the trust and commenced operations on January 29, 1993. The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Trustees.

Premiums and Discounts
Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody changes.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $77,067,000 and $48,435,000, respectively, for the six months ended August 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2003.

At August 31, 2003, the cost of investments for federal income tax purposes was $246,213,000. Net unrealized gain aggregated $2,598,000 at period-end, of which $3,198,000 related to appreciated investments and $600,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At August 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $87,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $67,000 for the six months ended August 31, 2003, of which $12,000 was payable at period-end.

Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Income Trust

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 24, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 24, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 24, 2003